FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 37,168,630	R$ 33,652,893
Liabilities	127,361,288	93,045,196
Total	90,192,658	59,392,303
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	116,906,468	90,609,124
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,033,285	5,572,219
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	101,435,531	77,172,692
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,972,915	6,243,782
Amortized cost | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	120,490	187,187
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,200,917	1,316,528
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	143,330	116,716
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	18,779,953	15,931,547
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	9,018,818	8,345,871
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	9,132,860	6,848,454
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	628,275	737,222
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Fair value through other comprehensive income | Investments - Celluforce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,250,611	17,697,740
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,887,100	4,430,454
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 13,363,511	R$ 13,267,286